SHAREHOLDERS' EQUITY (Schedule of Shares Capital) (Details) - ₪ / shares	Dec. 31, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Ordinary shares, Authorized	250,000,000	250,000,000
Common Stock, Shares, Issued	42,255,336	41,028,571
Common Stock, Shares, Outstanding	42,255,336	41,028,571
Common Stock, Par or Stated Value Per Share	₪ 0.01	₪ 0.01